Earnings (loss) per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings (loss) per share

9. Earnings (loss) per share

	2023	2022	2021

Earnings (loss) attributable to shareholders of the parent company	1,030,530	(364,578)	(164,993)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,941	1,602,126
Adjustment for the basic earnings per shares:
Deferred M&A shares that will be issued solely based on the passage of time	-	36	-
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,977	1,602,126
Adjustment for the diluted earnings per share:
Share based payment	112,823	-	-
Business acquisition	5,915	-	-
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,857,579	4,676,977	1,602,126
Earnings (loss) per share – basic (US$)	0.2175	(0.0780)	(0.1030)
Earnings (loss) per share – diluted (US$)	0.2121	(0.0780)	(0.1030)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	4,143	184,362	334,436

The Company has instruments that will become common shares upon exercise, acquisition, conversion (SOPs and RSUs described in note 10), or satisfaction of specific business combination conditions. The effects of the potential antidilutive instruments were calculated using the treasury stock method and are included in the total weighted average of ordinary outstanding shares for diluted EPS if the effects are considered dilutive. The antidilutive instruments not considered in the weighted number of shares, for the periods presenting negative results, correspond to the total number of shares that could be converted into ordinary shares.